Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Activity Associated With Asset Retirement Obligations
The following table illustrates the 2012, 2011, and 2010 activity associated with our asset retirement obligations.

	Years Ended December 31,
(in thousands)	2012	2011	2010
Asset retirement obligations, beginning of year	$3,297	$2,975	$3,031
Liabilities incurred	0	100	0
Accretion expense	124	165	139
Liabilities settled	(912)	0	0
Changes in expected cash flows and timing	291	57	(195)
Asset retirement obligations, end of year	$2,800	$3,297	$2,975